10. STOCK OPTION PLANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Aggregate intrinsic value of options outstanding	$ 0	$ 45,200		$ 31,250
Aggregate intrinsic value of options exercisable	$ 0	45,200		23,250
Total unvested common stock options	0
Unrecognized compensation cost	$ 0	133,819		$ 12,016
Consulting fees	128,630	584,018	$ 448,338
Options to non-employees [Member]
Consulting fees	$ 41,845	$ 421,923	$ 80,080